Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
OPERATING ACTIVITIES
Net loss for the period before non-controlling interest	$ (40,794,817)	$ (32,416,108)
Items not affecting cash:
Amortization and depreciation	5,092,432	3,891,042
Forgiveness of government grants		(1,589,559)
Legal proceedings provision	6,468,330
Loss on disposal of Motorsports	678,931
Loss on disposal of P&E	9,767
Loss on extinguishment of debt	2,428,900
Gain on retained interest in former associate	(99,961)
Share of net loss of associate	103,930
Change in fair value of investment at FVTPL	(581,812)
Change in fair value of warrant liability	(9,037,108)	6,189,921
Change in fair value of convertible debt	6,066,594	(230,127)
Change in fair value of contingent consideration		87,702
Impairment of investment in associate and advances		3,652,199
Impairment of goodwill and intangibles	3,885,001
Accretion of debt	108,616	96,733
Share-based payments	3,702,705	1,409,569
Total Adjustments	(21,968,492)	(18,908,628)
Changes in non-cash working capital:
Restricted cash	57,059	(65,876)
Accounts and other receivables	(4,008,628)	2,115,952
Government remittances	30,601	(414,634)
Publisher advance	(4,534,218)
Prepaid expenses and other	(1,388,709)	(163,517)
Accounts payable	(1,030,542)	3,451,614
Accrued liabilities	953,086	607,229
Players liability account	(57,059)	65,875
Deferred revenue	1,607,553	221,142
Changes in non-cash working capital	(8,370,857)	5,817,785
Net cash used in operating activities	(30,339,349)	(13,090,843)
INVESTING ACTIVITIES
Purchase of property and equipment	(188,170)	(110,380)
Cash acquired, net of cash paid in business combinations	255,852	1,458,920
Advances		(1,155,657)
Acquisition of intangible assets		(557,709)
Cash from disposal of Motorsports	24,348
Net cash used in investing activities	92,030	(364,826)
FINANCING ACTIVITIES
Proceeds from government grants		1,414,764
Proceeds from line of credit		1,000,000
Proceeds from private placement unit offerings	31,017,374	3,685,785
Proceeds from convertible debentures	4,901,393	5,750,000
Net (payments) proceeds from promissory notes payable	(2,996,972)	1,111,553
Proceeds from exercise of warrants	6,866,735	3,574,023
Proceeds from exercise of options	186,255
Payments on lease financing	(228,328)	(139,937)
Payments on long-term debt	(162,040)	(53,736)
Net cash provided by financing activities	39,584,417	16,342,452
Impact of foreign exchange on cash	725,620	(462,249)
Change in cash	10,062,718	2,424,534
Cash, beginning of year	5,243,278	2,818,744
Cash, end of year	$ 15,305,996	$ 5,243,278